Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments

Note 13 — Financial Instruments:

a.      Financial Liabilities, Interest-Bearing Loans:

	Original maturity date	December 31,
		2021	2020
		U.S. dollars in thousands
Bank loans(1)	30.6.2021	—	833
PPP loans in the United States(2)	—	—	166
Convertible loan(3)	31.3.2022	—	8,567
		—	9,566

____________

          The fair value of the loans above is not materially different from their carrying amount.

(1)      On June 1, 2021, the Company repaid the principal and interest on a loan from Silicon Valley Bank (SVB) and thereby settled its obligations in connection with this loan. The liens recorded in favor of the bank in connection with this loan were also removed.

(2)      On May 25, 2020, the Company received a loan under the Paycheck Protection Program (“PPP”), administered by the United States Department of Small Business. The loan is intended to be used to finance salary expenses, rent and bills for 24 weeks. Under the rules of the program, the Company was entitled to a waiver from the bank. The Company recorded income due to settlement of the loan in 2021.

(3)      The annual interest rate on the loan is 6%. Upon completion of the IPO according to the prospectus in September 2021, the debt was converted to shares. The Company has no additional obligations to the lenders in connection with the convertible loan agreement. For further details regarding the convertible loan, in connection with the effective interest rate, the repayment date and additional conditions, see note 13 f below.

b.      Management’s Objectives and Policies Regarding Financial Risk Management:

The Group is exposed to market risks (foreign exchange risk, consumer price index risk, interest rate risk and price risk), credit risk and liquidity risk.

1.      Market Risks:

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market prices. Market risk includes three types of risk: currency risk, interest rate risk and price risk. Financial instruments affected by market risk include, among others, loans and credits, deposits, short-term investments and derivative financial instruments.

a)      Foreign Currency Risk:

Foreign currency risk is the risk that the fair value of the future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates. The Company is exposed to the exchange rate risk resulting from exposure to various currencies, especially the New Israel Shekel in connection with salary costs in Israel.

b)      Interest Rate Risk:

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to its short-term liabilities at variable interest rates.

2.      Credit Risk:

Credit risk is the risk that the counter party will not meet its obligations as a customer or its obligations arising from a financial instrument and as a result the Group will incur a loss. The Group is exposed to credit risk as a result of its operating activities (mainly accounts receivable and contract assets) and its financing activity, including deposits with banks and other financial institutions.

3.      Liquidity Risk:

The Group monitors the risk to a shortage of funds using a liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility by using overdrafts, bank loans and convertible loans.

The following table shows the maturity of the Group’s financial liabilities according to its contractual terms on contractual undiscounted payments (including interest payments):

December 31, 2021:

	Up to One Year	One Year to Two Years	Two Years to Three Years	Three Years to Five Years	Total
	U.S. dollars in thousands
Accounts payables	311	—	—	—	311
Other payables	1,517	—	—	—	1,517
Government grants liability	147	271	499	1,511	2,427
Lease liability	382	357	98	—	837
	2,357	628	597	1,511	5,092

December 31, 2020:

	Up to One Year	One Year to Two Years	Two Years to Three Years	Three Years to Four Years	Total
	U.S. dollars in thousands
Bank loans	1,004	—	—	—	1,004
Accounts payables	220	—	—	—	220
Other payables	1,409	—	—	—	1,409
Convertible loans	—	8,567	—	—	8,567
Government grants liability	169	285	755	694	1,903
Lease liability	364	342	319	81	1,106
	3,166	9,194	1,074	775	14,209

c.      Loans and Options:

On December 19, 2016, the Company entered into a loan agreement with Silicon Valley Bank (“SVB”), pursuant to which the Company obtained a loan in the aggregate principal amount of $5,000 thousand. The loan will mature in 48 months from issuance date, and carries variable interest at an annual rate of Prime plus 3.5%.

In connection with the loan agreement, the Company issued options to SVB, which may be exercised, in part or in full, for 193,243 Preferred “B” shares of the Company (upon the CLA, the right was converted into Ordinary Shares of the Company(see note f below)). The exercise price of the options is $1.81119 per share option. The option is convertible, in part or in full, up to the earliest of: (I) 15 years after the option was granted, or (II) the sale of the Company, in exchange for cash and/or shares of a publicly traded company.

The loan and the issuance of the options was accounted for as an issuance of a package of securities. Accordingly, the Company first measured the fair value of the options which constitutes a financial liability that will be measured at fair value through profit or loss. The residual of the consideration was attributed to a loan that constitutes a financial liability that is measured at amortized cost.

On August 16, 2018, the Company signed an amendment to the loan agreement with SVB, under which SVB granted the Company an additional loan of $5,000 thousand. The loan is for a period of 7 months and carries a variable interest rate of Prime plus 2.25%. The loan was repaid in one installment on October 3, 2018. As part of the loan agreement, the Company issued options to SVB, which can be exercised, in part or in full, for 138,312 Preferred “C” shares of the Company (upon the CLA, the right was converted to Ordinary Shares of the Company (see note f below)), up to 15 years, from the date of grant of the option. The exercise price of the options is, $2.5305 per share.

1.      The Loan Amount (together with accrued interest thereon) and the Pull-Through Amount have conversion options due to the following events:

a)      Automatic conversion upon qualified financing- the Loan Amount (together with accrued interest thereon) and the Pull-Through Amount will automatically convert into a new kind of equity securities at a conversion price equal to 80% of the per-share price paid by the investors in such qualified financing.

b)      voluntary conversion at any time- the investors holding more than 51% of the total.

outstanding loan amount have the right to voluntarily convert the Loan Amount (together with accrued interest thereon) and the Pull-Through Amount into equity of the Company upon any terms as may be determined by the aforesaid majority.

2.      Under an amendment to the convertible loan agreement of December 22, 2020, various amendments were made, the primary ones of which are: the date for which funds can be invested under the convertible loan agreement has been extended until March 31, 2022 so that the remaining $5,000 thousand balance can be invested. In addition, the manner of calculation of the consideration that will be paid to lenders in the event of liquidation, in the event of the Company’s acquisition, with the maximum eligibility of the lenders in the distribution event will be to receive benefits of a maximum amount that does not exceed $99,197 thousand. In addition, it was determined that in the event of a voluntary conversion, the loan and the Pull-Through Amount, will be converted into the Company’s capital, all in accordance with the mechanism and internal conversion ratio between the predetermined lenders (it should be clarified that this is not the conversion ratio of the debt to capital but rather the internal division between the lenders as determined in advance).

3.      As part of another loan amendment of January 22, 2021, the convertible loan agreement was amended so that lenders could convert the loan and Pull Through Amount also into two parts if they so wish — first converting the Pull Through Amount, and then converting the loan amount itself into Company shares, and all in accordance with a predetermined mechanism and conversion ratio between lenders. The Company was advised by the lenders that they intend to convert the balance of the debt into Ordinary Shares of the Company, in accordance with the conversion loan agreement.

It should be noted that, after the debt conversions and the allocation of the shares as noted above, the debt will be considered fully paid and the Company will not have any additional obligations to the lenders in connection with the convertible loan agreement.

As, in accordance with the terms of the conversion loan the lenders may elect, in their sole discretion, to convert the entire outstanding Debt and aggregate Pull-Through Loan Amount into equity of the Company upon any terms as may be determined in the discretion of the Lead Lenders (including a holding of 100%), the Company treated the conversion option as an equity instrument. Accordingly, the Company treated the conversion loan as a complex instrument that includes a liability component measured at amortized cost (“ordinary loan”) and an equity component in respect of the conversion option. At the time of obtaining the loan, the Company first measured the fair value of the ordinary loan in accordance with an annual market interest rate of 41% and attributed the difference between the consideration and the fair value to as the shareholders’ contribution to equity.

Due to the amendment to the agreement of December 22, 2020 and since this is a material change in quantitative terms, the Company re-measured the loan at fair value in accordance with the capitalization of cash flows according to the annual market interest rate of 10.41% . Given the above, due to the possibility of converting the loan into Ordinary Shares on upon any terms as may be determined in the discretion of the Lead Lenders, the Company imputed the difference between the loan amount recognized in the financial statements on the date of the terms change and the loan amount calculated after changing the terms directly to capital.

Accordingly, in 2020 the Company raised a total of $2,489 thousand in financing as part of loans received. In 2020, the Company recognized financial expenses of $ 2,344 thousand in respect of such convertible loans. In 2021, the Company charged $217 thousand to equity in connection with loans received. In 2021, the Company recognized financial expenses of $1,102 thousand in respect of said convertible loans.

On the date of completion of the IPO, based on the prospectus, the debt was converted to ordinary shares. The debt is considered repaid in full, and the Company has no additional obligations to the lenders in connection with the convertible loan agreement. The number of the shares granted was 248,081,491 and after a reverse share split of 1:28, 8,860,053 shares. In addition, on the day of the conversion of the convertible loan, the Company recorded a contribution to equity, against the issuance expenses deducted from share premium relating to the conversion of the convertible loan, in the amount of $3,436 thousand. These are not costs of the Company but with the consent of the lenders not to convert the convertible loan in exchange for a full dilution of the existing shareholders. The convertible loan holders decided to cede to the shareholders who participated in the Company’s previous issuance rounds but did not participate in the convertible loan agreement, 9% of the Company’s capital at the time of the loan conversion, and another 2% to shareholders who did not participate in previous rounds.

d.      During May 2021, the Company entered into a Simple Agreement for Future Equity (SAFE) in amount of $4.4 million. The number of shares allocated to investors was calculated, based on the invested amounts as 75% of the effective price of the shares under the issuance, that is, 2,712,329 Ordinary Shares of the Company, NIS 0.01 par value. The issuance of shares under the SAFE agreements was made at the date of completion of the issuance under the prospectus (after the conversion of the debt according to the CLA and the reverse share split), and before the listing of the Company’s securities on the stock exchange according to the prospectus. In addition, according to the SAFE agreements, investors were granted options to purchase additional shares of the Company, such that the number of options will be equal to the number of shares allocated to investors, and a total of 2,712,329 options for Ordinary Shares NIS 0.01 par value. The option can be exercised from the date of completion of the issuance and up to 36 months after the date of granting the option. The exercise price reflects 75% of the price of the Company’s shares in the issuance, which is NIS 5.3025. In addition, each investor may exercise his options through a cashless exercise for a number of shares that will be calculated in accordance with the mechanism prescribed by the option, in accordance with the difference between the fair market value[1] of the shares and the exercise price.

e.      The Company signed a consulting agreement with a broker, in connection with the SAFE agreements, according to which the broker was granted 50,320 options that can be exercised for 50,320 Ordinary Shares of the Company. The option is exercisable from the date of completion of the issuance until the expiration of 36 months from the date of granting the option, at an exercise price of NIS 7.07.

f.       Under the underwriting agreement with the underwriters, 706,844 exercisable options were granted, available for conversion into 706,844 Ordinary Shares of the Company, as well as 19,978 options each exercisable for one Ordinary Share of the Company, which were granted to the IPO sale agent. The options can be exercised from the date of completion of the issuance until the expiration of 18 months from that date, at an exercise price of NIS 7.07.

g.      Sensitivity Tests for Change in Market Factors

Foreign Currency Sensitivity Analysis:

The following table demonstrates the sensitivity test to a reasonably possible change in Shekel exchange rates, with all other variables held constant. The impact on the Company’s Loss before tax is due to changes in the fair value of the financial liabilities.

	Sensitivity Test For Changes in the Exchange Rate of the Shekel
	Gain (Loss) – Change
	5% Increase in the Exchange Rate of the Shekel	5% Decrease in the Exchange Rate of the Shekel
	U.S. dollars in thousands
2021	135	(135)
2020	109	(109)

1        The closing price of the Company’s shares on the stock exchange on the business day before the exercise date.

Interest Rate Sensitivity Analysis:

The following table demonstrates the sensitivity to a reasonably possible change in interest rates on that portion of loans. With all other variables held constant, the effect of the changes in interest rates on the Company’s Loss before tax is as follows:

	Sensitivity Test for Changes in the Interest Rates
	Gain (Loss) – Change
	5% Increase in the Interest Rate	5% Decrease in the Interest Rate
	U.S. dollars in thousands
2021	(4)	4
2020	(60)	60